Supplement to the currently effective prospectuses, dated
July 31, 2002, for Investors Cash Trust -- Government Securities
Portfolio:

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The following bank account numbers are to be used in connection with wire transactions for each class of Investors Cash Trust -- Government Securities
Portfolio:

Government Securities Portfolio

Service Shares 44: 98-0120-032-1

Scudder Government Cash Managed Shares 244: 98-0120-032-1

Scudder Government Cash Institutional Shares 144: 98-0120-032-1







December 5, 2002